Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of valuation allowance [Abstract]
At the beginning of the year	$ 593	$ 552	$ 668
Current year (reduction) addition	(99)	41	(116)
At the end of the year	$ 494	$ 593	$ 552